Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2015
Cost of revenues [Abstract]
Schedule of Cost of Revenues

	Years ended December 31,
Cost of revenue from continuing operations (In thousands)	2013	2014	2015
Bandwidth costs	28,174	33,545	37,218
Content costs, including amortization	1,061	—	338
Payment handling fees	12,097	11,305	9,087
Depreciation of servers and other equipment	3,801	5,102	4,873
Games revenue sharing costs and others (note a)	5,125	5,803	8,518
Total	50,258	55,755	60,034

Note a: gaming revenue share costs and others mainly include gaming sharing costs and cost of ZQB.